WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC. 6300 Lamar Avenue P. O. Box 29217 Shawnee Mission, Kansas 66201-9217 913-236-2000 888-WADDELL December 15, 2000 STATEMENT OF ADDITIONAL INFORMATION This Statement of Additional Information (the SAI) is not a prospectus. Investors should read this SAI in conjunction with the prospectus (Prospectus) for Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. (the Fund), formerly, United Tax-Managed Equity Fund, Inc., dated December 15, 2000, which may be obtained from the Fund or its underwriter, Waddell & Reed, Inc., at the address or telephone number shown above. TABLE OF CONTENTS Performance Information............................. Investment Strategies, Policies and Practices....... Investment Management and Other Services............ Purchase, Redemption and Pricing of Shares.......... Directors and Officers.............................. Payments to Shareholders............................ Taxes............................................... Portfolio Transactions and Brokerage................ Other Information................................... Financial Statements................................ Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. is a mutual fund; an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, the Fund is an open-end, diversified management company organized as a Maryland corporation on November 30, 1999. Prior to June 30, 2000, the Fund was known as United Tax-Managed Equity Fund, Inc. PERFORMANCE INFORMATION Waddell & Reed, Inc., the Fund's underwriter, or the Fund may, from time to time, publish the Fund's total return information and/or performance rankings in advertisements and sales materials. Total Return Total return is the overall change in the value of an investment over a given period of time. An average annual total return quotation is computed by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value. Standardized total return information is calculated by assuming an initial $1,000 investment and, for Class A shares, deducting the maximum sales load of 5.75%. All dividends and distributions are assumed to be reinvested in shares of the applicable class at net asset value (NAV) for the class as of the day the dividend or distribution is paid. No sales load is charged on reinvested dividends or distributions on Class A shares. The formula used to calculate the total return for a particular class of the Fund is: n P(1 + T) = ERV Where : P = $1,000 initial payment T = Average annual total return n = Number of years ERV = Ending redeemable value of the $1,000 investment for the periods shown. Non-standardized performance information may also be presented. For example, the Fund may also compute total return for its Class A shares without deduction of the sales load in which case the same formula noted above will be used but the entire amount of the $1,000 initial payment will be assumed to have been invested. If the sales charge applicable to Class A shares were reflected, it would reduce the performance quoted for that class. The cumulative total return quotation for Class A shares with the maximum sales load deducted as of June 30, 2000, which is the most recent balance sheet included in this SAI, for the period since class inception on March 31, 2000 to June 30, 2000 was -0.10%. The cumulative total return quotation for Class A shares without sales load deducted as of June 30, 2000, which is the most recent balance sheet included in this SAI, for the period since class inception on March 31, 2000 to June 30, 2000 was 6.00%. The cumulative total return quotation for Class B shares with the maximum deferred sales charge deducted as of June 30, 2000, which is the most recent balance sheet included in this SAI, for the period since class inception on March 31, 2000 to June 30, 2000 was 0.60%. The cumulative total return quotation for Class B shares without the maximum deferred sales charge deducted as of June 30, 2000, which is the most recent balance sheet included in this SAI, for the period since class inception on March 31, 2000 to June 30, 2000 was 5.60%. The cumulative total return quotation for Class C shares with the maximum deferred sales charge deducted as of June 30, 2000, which is the most recent balance sheet included in this SAI, for the period since class inception on March 31, 2000 to June 30, 2000 was 4.60%. The cumulative total return quotation for Class C shares without the maximum deferred sales charge deducted as of June 30, 2000, which is the most recent balance sheet included in this SAI, for the period since class inception on March 31, 2000 to June 30, 2000 was 5.60%. The cumulative total return quotation for Class Y shares as of June 30, 2000, which is the most recent balance sheet included in this SAI, for the period since class inception on April 19, 2000 was 5.26%. The Fund may also quote unaveraged or cumulative total return for a class which reflects the change in value of an investment in that class over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period. Performance Rankings and Other Information Waddell & Reed, Inc. or the Fund may also, from time to time, publish in advertisements or sales material its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. Each class of the Fund may also compare its performance to that of other selected mutual funds or selected recognized market indicators such as the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. Performance information may be quoted numerically or presented in a table, graph or other illustration. In connection with a ranking, the Fund may provide additional information, such as the particular category to which it related, the number of funds in the category, the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements. Performance information for the Fund may be accompanied by information about market conditions and other factors that affected the Fund's performance for the period(s) shown. All performance information that the Fund advertises or includes in sales material is historical in nature and is not intended to represent or guarantee future results. The value of the Fund's shares when redeemed may be more or less than their original cost. INVESTMENT STRATEGIES, POLICIES AND PRACTICES This SAI supplements the information contained in the Prospectus and contains more detailed information about the investment strategies and policies the Fund's investment manager, Waddell & Reed Investment Management Company (WRIMCO), may employ and the types of instruments in which the Fund may invest, in pursuit of the Fund's goal. A summary of the risks associated with these instrument types and investment practices is included as well. WRIMCO might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by the Fund's investment policies and restrictions. WRIMCO buys an instrument or uses a technique only if it believes that doing so will help the Fund achieve its goal. See Investment Restrictions and Limitations for a listing of the fundamental and non-fundamental (e.g., operating) investment restrictions and policies of the Fund. Tax-Managed Investing. Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of an equity mutual fund--price appreciation, distributions of investment income and distributions of realized net short- term and long-term capital gains--which are treated differently for federal income tax purposes. Distributions of a fund's net investment income and net realized short-term gains (on stocks held less than 12 months) are taxed as ordinary income, at federal rates as high as 39.6%. Distributions of realized net long-term gains (on stocks held at least 12 months) are taxed at federal rates up to 20%. Returns derived from fund share price appreciation are untaxed until the shareholder redeems. Upon redemption, a capital gain or loss equal to the difference between the net proceeds of the redemption and the shareholder's adjusted tax basis is realized. The Fund is similar to retirement planning products such as variable annuities and individual retirement accounts (IRAs) in that they are vehicles for long-term, tax-managed investing. As a mutual fund, however, the Fund avoids a number of structural disadvantages inherent in a variable annuity--including the limitations and penalties on early withdrawals, the taxing of all income and gain upon withdrawal at ordinary income rates, and the inability to gain a step up in basis at death. Variable annuities offer tax-free exchanges and a death benefit, which are not offered by the Fund. Eligibility to invest in IRAs and annual contributions to IRAs are limited. However, in contrast to Fund purchases and distributions, contributions to IRAs may be made from pre-tax dollars and distributions from Roth IRAs are not taxed if certain requirements are met. An analysis of long-term hypothetical returns achievable from a tax- managed equity fund that achieves returns predominately from unrealized gains compared to a conventional equity mutual fund and a variable annuity can illustrate the fundamental soundness of a tax-managed equity fund investment. Assuming identical annual pre-tax returns, over a holding period of several years a tax-managed fund can generate liquidation proceeds higher than a conventional managed equity mutual fund and a variable annuity. If the investments are passed into an estate (thereby triggering a step-up in basis), the relative performance advantage of a tax-managed fund compared to a conventional fund or to a variable annuity can be substantial, again assuming equivalent annual returns before taxes. Of course, actual returns achieved by long-term investors in the Fund cannot be predicted. Securities - General The Fund may invest in securities including common stock, preferred stock, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The Fund may invest in preferred stock rated in any rating category of the established rating services or, if unrated, judged by WRIMCO to be of equivalent quality. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Lower quality debt securities (commonly called junk bonds and rated BB and lower by Standard & Poor's (S&P) or Ba and lower by Moody's) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, WRIMCO's research and credit analysis are an especially important part of managing securities of this type held by the Fund. WRIMCO continuously monitors the issuers of lower-rated debt securities in the Fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders. The Fund may invest in debt securities rated in any rating category of the established rating services, including securities rated in the lowest category (securities rated D by S&P and D by Moody's). Debt securities rated D by S&P or D by Moody's are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB by S&P or Baa by Moody's are considered to be investment grade debt securities. Securities rated BBB or Baa may have speculative characteristics. In addition, the Fund will treat unrated securities judged by WRIMCO to be of equivalent quality to a rated security as having that rating. While credit ratings are only one factor WRIMCO relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and the Fund may retain a portfolio security whose rating has been changed. The Fund may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The Fund may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, convertible preferred stock is less volatile than the related common stock of the issuer. Specific Securities and Investment Practices Borrowing As a temporary measure for extraordinary or emergency purposes, the Fund may borrow only from banks and only up to 5% of its total assets. In general, the Investment Company Act of 1940, as amended (the 1940 Act), requires that the value of the Fund's assets, less its liabilities other than borrowings, be equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets so computed should fail to meet the 300% asset coverage requirement, it is required within three days to reduce its bank debt to the extent necessary to meet that requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have reduced net investment income during periods of outstanding borrowings. Foreign Securities and Currencies The Fund may invest in the securities of foreign issuers, including depositary receipts. In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depositary receipts, in registered form, are dollar- denominated receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. International depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non- U.S. investors and traders in non-U.S. markets. Global depositary receipts are designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders. WRIMCO believes that there are investment opportunities as well as risks in investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. WRIMCO believes that the Fund's ability to invest its assets abroad might enable it to take advantage of these differences and strengths where they are favorable. However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments. Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries. Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government- sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that WRIMCO will be able to anticipate these potential events or counter their effects. The considerations noted above generally are intensified in developing countries. A developing country is a nation that, in WRIMCO's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France, Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Certain foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. The Fund could also be adversely affected by the conversion of certain European currencies into the euro. This conversion, which is underway, is scheduled to be completed in 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular. The Fund may purchase and sell foreign currency and invest in foreign currency deposits, and may enter into forward currency contracts. The Fund may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See Options, Futures and Other Strategies - Forward Currency Contracts. Illiquid Investments Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) restricted securities not determined to be liquid pursuant to guidelines established by the Fund's Board of Directors; (3) non-government stripped fixed-rate mortgage-backed securities; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (5) over-the-counter (OTC) options and their underlying collateral; (6) securities for which market quotations are not readily available; and (7) securities involved in swaps, caps, floor and collar transactions. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Indexed Securities Indexed securities are securities the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency- indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Certain indexed securities that are not traded on an established market may be deemed illiquid. Investment Company Securities The Fund may purchase securities of closed-end investment companies. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees. Lending Securities Securities loans may be made on a short-term or long-term basis for the purpose of increasing the Fund's income. If the Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not lent the securities. The Fund also receives additional compensation. Under the Fund's current securities lending procedures, the Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by WRIMCO. Any securities loans that the Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. Under the present Guidelines, the collateral must consist of cash, U.S. Government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to return of the excess collateral. There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for the Fund to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government securities used as collateral. Part of the interest received in either case may be shared with the borrower. The letters of credit that the Fund may accept as collateral are agreements by banks (other than the borrowers of the Fund's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Fund, while the letter is in effect, amounts demanded by the Fund if the demand meets the terms of the letter. The Fund's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Fund's custodian bank) must be satisfactory to the Fund. The Fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the Fund gives notice to do so. If the Fund loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. The Fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities. Some, but not all, of these rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. These requirements do not cover the present rules which may be changed without shareholder vote as to (1) whom securities may be loaned, (2) the investment of cash collateral, or (3) voting rights. There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, risks of delay in recovering the securities loaned or even loss of rights in collateral should the borrower of the securities fail financially. Money Market Instruments Money market instruments are high-quality, short-term debt instruments that present minimal credit risk. They may include U.S. Government securities, commercial paper and other short-term corporate obligations, and certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates. Mortgage-Backed and Asset-Backed Securities Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. The U.S. Government mortgage-backed securities in which the Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie Mae, Fannie Mae or Freddie Mac. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage- backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value. The Fund may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and the Fund may invest in them as long as WRIMCO determines they are consistent with the Fund's goals and investment policies. Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage- backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security. For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the U.S. Government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge. Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset- backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Special Characteristics of Mortgage-Backed and Asset-Backed Securities. The yield characteristics of mortgage-backed and asset- backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities. Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage- related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage backed securities to fluctuate rapidly. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. Government mortgage- backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value and in some instances reduced liquidity, of the CMO class. Options, Futures and Other Strategies General. WRIMCO may use certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge the Fund's investments. The strategies described below may be used in an attempt to manage the risks of the Fund's investments that can affect fluctuation in its net asset value. Generally, the Fund may purchase and sell any type of Financial Instrument. However, as an operating policy, the Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since the Fund is authorized to invest in foreign securities, it may purchase and sell foreign currency derivatives. Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes. Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors. The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission (the SEC), the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the CFTC). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See Taxes. In addition to the instruments, strategies and risks described below, WRIMCO expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as WRIMCO develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. WRIMCO may utilize these opportunities to the extent that they are consistent with the Fund's goals and permitted by the Fund's investment limitations and applicable regulatory authorities. The Fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Fund's Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus. Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow. (1) Successful use of most Financial Instruments depends upon WRIMCO's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return. (2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because WRIMCO projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all. (4) As described below, the Fund might be required to maintain assets as cover, maintain accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. (5) The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund. Cover. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily. The Fund will not enter into any such transactions unless it owns either (1) an offsetting (covered position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations. Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed- upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss. Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments. Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value. The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration. A type of put that the Fund may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the Fund. An optional delivery standby commitment gives the Fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security. Risks of Options on Securities. Options offer large amounts of leverage, which will result in the Fund's net asset value being more sensitive to changes in the value of the related instrument. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund's ability to establish and close out positions in exchange- listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised. Options On Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price. Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index. Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not learn that the Fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Generally, OTC foreign currency options used by the Fund are European- style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option. Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield. In addition, futures contract strategies can be used to manage the average duration of the Fund's fixed-income portfolio. If WRIMCO wishes to shorten the average duration of the Fund's fixed-income portfolio, the Fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If WRIMCO wishes to lengthen the average duration of the Fund's fixed-income portfolio, the Fund may buy a debt futures contract or a call option thereon, or sell a put option thereon. No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit initial margin in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action. Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions. If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account. Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by WRIMCO may still not result in a successful transaction. WRIMCO may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place. Index Futures. The risk of imperfect correlation between movements in the price of an index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the Fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the Fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based. Where index futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing. Foreign Currency Hedging Strategies -- Special Considerations. The Fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes. The Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which WRIMCO believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used. The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen. Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country. Forward Currency Contracts. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. Such transactions may serve as long hedges; for example, the Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency. The Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. The Fund also may use forward currency contracts to attempt to enhance income or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that WRIMCO believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and WRIMCO believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction. As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account. The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, WRIMCO believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served. Successful use of forward currency contracts depends on WRIMCO's skill in analyzing and predicting currency values. Forward currency contracts may substantially change the Fund's exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as WRIMCO anticipates. There is no assurance that WRIMCO's use of forward currency contracts will be advantageous to the Fund or that WRIMCO will hedge at an appropriate time. Combined Positions. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. Turnover. The Fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales. Swaps, Caps, Floors and Collars. The Fund may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to attempt to enhance yield. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive cash flows on a notional principal amount, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and selling a floor. Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield because, and to the extent, these agreements affect the Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates. Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. The creditworthiness of firms with which the Fund enters into swaps, caps or floors will be monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Fund's custodian that satisfies the requirements of the Investment Company Act of 1940, as amended (the 1940 Act). The Fund will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. WRIMCO and the Fund believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The Fund understands that the position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid securities. Repurchase Agreements The Fund may purchase securities subject to repurchase agreements. The Fund will not enter into a repurchase transaction that will cause more than 15% of its net assets to be invested in illiquid investments, which include repurchase agreements not terminable within seven days. See Illiquid Investments. A repurchase agreement is an instrument under which the Fund purchases a security and the seller (normally a commercial bank or broker- dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement. The majority of the repurchase agreements in which the Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value and loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. The Fund's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Fund's custodian bank or by a third party that qualifies as a custodian under section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by WRIMCO. Restricted Securities Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. There are risks associated with investment in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the Fund from reselling the securities at a time when such sale would be desirable. Restricted securities in which the Fund seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, e.g., Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Directors. See Illiquid Investments. U.S. Government Securities Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (U.S. Government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S. Treasury or an agency or instrumentality of the U.S. Government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Fannie Mae (also known as the Federal National Mortgage Association), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (Ginnie Mae), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (Freddie Mac), Farm Credit Banks, Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association. Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Other securities, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. U.S. Government securities may include mortgage-backed securities issued by U.S. Government agencies or instrumentalities including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed and Asset-Backed Securities. Timely payment of principal and interest on Ginnie Mae pass- throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. Government to tighten the availability of its credit. Variable or Floating Rate Instruments Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value. Warrants and Rights Warrants are options to purchase equity securities at specified prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp decline in value than the underlying security might be. They are also generally less liquid than an investment in the underlying shares. When-Issued and Delayed-Delivery Transactions The Fund may purchase securities in which it may invest on a when- issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the Fund until delivery and payment is completed. When the Fund makes a commitment to purchase securities on a when-issued or delayed- delivery basis, it will record the transaction and thereafter reflect the value of securities in determining its net asset value per share. When the Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When the Fund makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining the Fund's net asset value per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss. Ordinarily the Fund purchases securities on a when-issued or delayed- delivery basis with the intention of actually taking delivery of the securities. However, before the securities are delivered to the Fund and before it has paid for them (the settlement date), the Fund could sell the securities if WRIMCO decided it was advisable to do so for investment reasons. The Fund will hold aside or segregate cash or other securities, other than those purchased on a when-issued or delayed-delivery basis, at least equal to the amount it will have to pay on the settlement date; these other securities may, however, be sold at or before the settlement date to pay the purchase price of the when-issued or delayed-delivery securities. Zero Coupon Securities Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable maturities that make current distributions of interest in cash. The Fund may invest in zero coupon securities that are stripped U.S. Treasury notes and bonds, zero coupon bonds of corporate issuers and other securities that are issued with original issue discount (OID). The Federal tax law requires that a holder of a security with OID accrue a ratable portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year. Accordingly, although the Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current income attributable to those securities and includable in the dividends paid to its shareholders. Those dividends will be paid from the Fund's cash assets or by liquidation of portfolio securities, if necessary, at a time when the Fund otherwise might not have done so. A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros. The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form. Investment Restrictions and Limitations Certain of the Fund's investment restrictions and other limitations are described in this SAI. The following are the Fund's fundamental investment limitations set forth in their entirety, which, like the Fund's goal, cannot be changed without shareholder approval. For this purpose, shareholder approval means the approval, at a meeting of Fund shareholders, by the lesser of (1) the holders of 67% or more of the Fund's shares represented at the meeting, if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. The Fund may not: (1) Purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; (2) Buy real estate nor any nonliquid interest in real estate investment trusts; however, the Fund may buy obligations or instruments which it may otherwise buy even though the issuer invests in real estate or interests in real estate; (3) Buy shares of other investment companies which redeem their shares. The Fund can buy shares of investment companies that do not redeem their shares if it does it in a regular transaction in the open market and then does not have more than one tenth (i.e., 10%) of its total assets in these shares. The Fund may also buy these shares as part of a merger or consolidation; (4) Lend money or other assets, other than through certain limited types of loans described herein; the Fund can buy debt securities and other obligations consistent with its goal and its other investment policies and restrictions; it can also lend its portfolio securities to the extent allowed, and in accordance with the requirements, under the 1940 Act and, by engaging in repurchase agreements with respect to portfolio securities; The following interpretation applies to, but is not part of, this fundamental restriction: the Fund's investments in master notes and similar instruments will not be considered to be the making of a loan. (5) Participate on a joint, or a joint and several, basis in any trading account in any securities; (6) Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (1) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (2) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (3) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; (7) Engage in the underwriting of securities, that is, the selling of securities for others; (8) With respect to 75% of its total assets, purchase securities of any one issuer (other than cash items and Government securities as defined in the 1940 Act), if immediately after and as a result of such purchase, (a) the value of the holdings of the Fund in the securities of such issuer would exceed 5% of the value of the Fund's total assets, or (b) the Fund would own more than 10% of the outstanding voting securities of such issuer; or buy the securities of companies in any one industry if more than 25% of the Fund's total assets would then be in companies in that industry; (9) Issue senior securities; or (10) Borrow money except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks up to 5% of the value of its total assets. The Fund may not pledge its assets in connection with any permitted borrowings; however, this policy does not prevent the Fund from pledging its assets in connection with its purchase and sale of futures contracts, options, forward currency contracts, swaps, caps, collars, floors and other financial instruments. The following investment restrictions are not fundamental and may be changed by the Board of Directors without shareholder approval: (1) At least 65% of the Fund's total assets will be invested during normal market conditions in equity securities. (2) The Fund does not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its total assets would consist of such investments. (3) The Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments. (4) The Fund does not currently intend to invest more than 25% of its total assets in foreign securities. (5) The Fund does not currently intend to invest more than 5% of its total assets in the securities of other investment companies. (6) To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options. An investment policy or limitation that states a maximum percentage of the Fund's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. Portfolio Turnover A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally be lower than that of most other equity mutual funds, except to the extent the Fund sells securities in order to generate capital losses to offset realized capital gains. Selling securities to generate capital losses will increase the Fund's turnover rate and result in more transaction costs incurred by the Fund. INVESTMENT MANAGEMENT AND OTHER SERVICES The Management Agreement The Fund has an Investment Management Agreement (the Management Agreement) with WRIMCO. Under the Management Agreement, WRIMCO is employed to supervise the investments of the Fund and provide investment advice to the Fund. The address of WRIMCO and Waddell & Reed, Inc. is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Waddell & Reed, Inc. is the Fund's underwriter. The Management Agreement permits WRIMCO, or an affiliate of WRIMCO, to enter into a separate agreement for transfer agency services (Shareholder Servicing Agreement) and a separate agreement for accounting services (Accounting Services Agreement) with the Fund. The Management Agreement contains detailed provisions as to the matters to be considered by the Fund's Board of Directors prior to approving any Shareholder Servicing Agreement or Accounting Services Agreement. Waddell & Reed Financial, Inc. WRIMCO is a wholly owned subsidiary of Waddell & Reed, Inc. Waddell & Reed, Inc. is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company, which is a wholly owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. WRIMCO and its predecessors have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors Funds (formerly, the United Group of Mutual Funds), W&R Target Funds, Inc. (formerly, Target/United Funds, Inc.) and W&R Funds, Inc. (formerly, Waddell & Reed Funds, Inc.) since 1940 or each company's inception date, whichever is later. Waddell & Reed, Inc. serves as principal underwriter for the investment companies in the Waddell & Reed Advisors Funds and W&R Funds, Inc. and acts as principal underwriter and distributor for variable life insurance and variable annuity policies for which W&R Target Funds, Inc. is the underlying investment vehicle. Shareholder Services Under the Shareholder Servicing Agreement entered into between the Fund and Waddell & Reed Services Company (the Agent), a subsidiary of Waddell & Reed, Inc., the Agent performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Fund and handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Fund's Board of Directors without shareholder approval. Accounting Services Under the Accounting Services Agreement entered into between the Fund and the Agent, the Agent provides the Fund with bookkeeping and accounting services and assistance, including maintenance of the Fund's records, pricing of the Fund's shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting Services Agreement, or amendments to an existing one, may be approved by the Fund's Board of Directors without shareholder approval. Payments by the Fund for Management, Accounting and Shareholder Services Under the Management Agreement, for WRIMCO's management services, the Fund pays WRIMCO a fee as described in the Prospectus. The Fund accrues and pays this fee daily. For purposes of calculating the daily fee, the Fund does not include money owed to it by Waddell & Reed, Inc. for shares which it has sold but not yet paid the Fund. Under the Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares, effective September 1, 2000 the Fund pays the Agent a monthly fee of $1.3375 for each shareholder account that was in existence at any time during the prior month. For Class Y shares, the Fund pays the Agent a monthly fee equal to one-twelfth of .15 of 1% of the average daily net assets of that class for the preceding month. Prior to September 1, 2000, with respect to Class A, Class B and Class C shares, the Fund paid the Agent a monthly fee of $1.3125 for each shareholder account that was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution, of cash or shares, had a record date in that month. The Fund also pays certain out-of-pocket expenses of the Agent, including long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of any sub-agent used by Agent in performing services under the Shareholder Servicing Agreement; and costs of legal and special services not provided by Waddell & Reed, Inc., WRIMCO, or the Agent. Under the Accounting Services Agreement, the Fund pays the Agent a monthly fee of one-twelfth of the annual fee shown in the following table. Accounting Services Fee (as of September 1, 2000) Average Net Asset Level Annual Fee (all dollars in millions) Rate for Each Level ------------------------- ------------------- From $ 0 to $ 10 $ 0 From $ 10 to $ 25 $ 11,000 From $ 25 to $ 50 $ 22,000 From $ 50 to $ 100 $ 33,000 From $ 100 to $ 200 $ 44,000 From $ 200 to $ 350 $ 55,000 From $ 350 to $ 550 $ 66,000 From $ 550 to $ 750 $ 77,000 From $ 750 to $1,000 $ 93,500 $1,000 and Over $110,000 In addition, for each class of shares in excess of one, the Fund pays the Agent a monthly per-class fee equal to 2.5% of the monthly base fee. Accounting Services Fee (Prior to September 1, 2000) Average Net Asset Level Annual Fee (all dollars in millions) Rate for Each Level ------------------------- ------------------- From $ 0 to $ 10 $ 0 From $ 10 to $ 25 $ 10,000 From $ 25 to $ 50 $ 20,000 From $ 50 to $ 100 $ 30,000 From $ 100 to $ 200 $ 40,000 From $ 200 to $ 350 $ 50,000 From $ 350 to $ 550 $ 60,000 From $ 550 to $ 750 $ 70,000 From $ 750 to $1,000 $ 85,000 $1,000 and Over $100,000 Since the Fund pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, WRIMCO and the Agent, respectively, pay all of their own expenses in providing these services. Amounts paid by the Fund under the Shareholder Servicing Agreement are described above. Waddell & Reed, Inc. and affiliates pay the Fund's Directors and officers who are affiliated with WRIMCO and its affiliates. The Fund pays the fees and expenses of the Fund's other Directors. Waddell & Reed, Inc., under an agreement separate from the Management Agreement, Shareholder Servicing Agreement and Accounting Services Agreement, acts as the Fund's underwriter, i.e., sells its shares on a continuous basis. Waddell & Reed, Inc. is not required to sell any particular number of shares and thus sells shares only for purchase orders received. Under this agreement, Waddell & Reed, Inc. pays the costs of sales literature, including the costs of shareholder reports used as sales literature, and the costs of printing the prospectus furnished to it by the Fund. As described in the Prospectus, Waddell & Reed, Inc. reallows to selling broker-dealers a portion of the sales charge paid for purchases of Class A shares. A major portion of the sales charge for Class A shares and the contingent deferred sales charge (CDSC) for Class B and Class C shares and for certain Class A shares may be paid to financial advisors and managers of Waddell & Reed, Inc. and selling broker-dealers. Waddell & Reed, Inc. may compensate its financial advisors as to purchases for which there is no sales or deferred sales charge. The Fund pays all of its other expenses. These include the costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Fund under Federal or other securities laws and to the Investment Company Institute and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation. Under the Distribution and Service Plan (the Plan) for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, the Fund may pay Waddell & Reed, Inc., the principal underwriter for the Fund, a fee not to exceed 0.25% of the Fund's average annual net assets attributable to Class A shares, paid monthly, to reimburse Waddell & Reed, Inc. for its costs and expenses in connection with, either directly or through others, the distribution of the Class A shares, the provision of personal services to Class A shareholders and/or maintenance of Class A shareholder accounts. Waddell & Reed, Inc. offers the Fund's shares through its financial advisors, registered representatives and sales managers (collectively, the sales force) and through other broker-dealers, banks and other appropriate intermediaries. In distributing shares through its sales force, Waddell & Reed, Inc. will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Fund's shares. The Class A Plan permits Waddell & Reed, Inc. to receive reimbursement for these Class A-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Class A Plan also permits Waddell & Reed, Inc. to be reimbursed for amounts it expends in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to Class A shareholders of the Fund and/or maintaining Class A shareholder accounts; increasing services provided to Class A shareholders of the Fund by office personnel located at field sales offices; engaging in other activities useful in providing personal service to Class A shareholders of the Fund and/or maintenance of Class A shareholder accounts; and in compensating broker-dealers, and other third parties, who may regularly sell Class A shares of the Fund, and other third parties, for providing shareholder services and/or maintaining shareholder accounts with respect to Class A shares. Under the Plans adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay Waddell & Reed, Inc., on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate Waddell & Reed, Inc. for, either directly or through others, providing personal services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate Waddell & Reed, Inc. for, either directly or through others, distributing the shares of that class. The Class B Plan and the Class C Plan each permit Waddell & Reed, Inc. to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan. The only Directors or interested persons, as defined in the 1940 Act, of the Fund who have a direct or indirect financial interest in the operation of the Plans are the officers and Directors who are also officers of either Waddell & Reed, Inc. or its affiliate(s) or who are shareholders of Waddell & Reed Financial, Inc., the indirect parent company of Waddell & Reed, Inc. Each Plan is anticipated to benefit the Fund and its shareholders of the affected class through Waddell & Reed, Inc.'s activities not only to distribute the shares of the affected class but also to provide personal services to shareholders of that class and thereby promote the maintenance of their accounts with the Fund. The Fund anticipates that shareholders of a particular class may benefit to the extent that Waddell & Reed's activities are successful in increasing the assets of the Fund, through increased sales or reduced redemptions, or a combination of these, and reducing a shareholder's share of Fund and class expenses. Increased Fund assets may also provide greater resources with which to pursue the goals of the Fund. Further, continuing sales of shares may also reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to the Fund, to meet redemption demands. In addition, the Fund anticipates that the revenues from the Plans will provide Waddell & Reed, Inc. with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to the Fund and the shareholders of the affected class. To the extent that Waddell & Reed, Inc. incurs expenses for which reimbursement or compensation may be made under the Plans that relate to distribution and service activities also involving another fund in the Waddell & Reed Advisors Funds or W&R Funds, Inc., Waddell & Reed, Inc. typically determines the amount attributable to the Fund's expenses under the Plans on the basis of a combination of the respective classes' relative net assets and number of shareholder accounts. As noted above, Class A shares, Class B shares and Class C shares are offered through Waddell & Reed, Inc. and other broker-dealers. In addition to the dealer reallowance that may be applicable to Class A share purchases, as described in the Prospectus, Waddell & Reed, Inc. may pay such broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares, including the following: 1) for the purchase of Class A shares purchased at NAV by clients of Legend Equities Corporation (Legend), Waddell & Reed, Inc. (or its affiliate) may pay Legend 1.00% of net assets invested; 2) for the purchase of Class B shares, Waddell & Reed, Inc. (or its affiliate) may pay Legend 4.00% of net assets invested; 3) for the purchase of Class C shares, Waddell & Reed, Inc. (or its affiliate) may pay Legend 1.00% of net assets invested. Each Plan was approved by the Fund's Board of Directors, including the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operations of the Plans or any agreement referred to in the Plans (hereafter, the Plan Directors). Among other things, each Plan provides that (1) Waddell & Reed, Inc. will provide to the Directors of the Fund at least quarterly, and the Directors will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved, by the Directors including the Plan Directors acting in person at a meeting called for that purpose, (3) amounts to be paid by the Fund under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding shares of the affected class of the Fund, and (4) while the Plan remains in effect, the selection and nomination of the Directors who are Plan Directors will be committed to the discretion of the Plan Directors. Custodial and Auditing Services The Fund's Custodian is UMB Bank, n.a., 928 Grand Boulevard, Kansas City, Missouri. In general, the custodian is responsible for holding the Fund's cash and securities. Deloitte & Touche LLP, 1010 Grand Boulevard, Kansas City, Missouri, the Fund's independent accountant, audits the Fund's financial statements. PURCHASE, REDEMPTION AND PRICING OF SHARES Determination of Offering Price The NAV of each class of the shares of the Fund is the value of the assets of that class, less the class's liabilities, divided by the total number of outstanding shares of that class. Class A shares of the Fund are sold at their next determined NAV plus the sales charge described in the Prospectus. The sales charge is paid to Waddell & Reed, Inc., the Fund's underwriter. The price makeup as of June 30, 2000, which is the most recent balance sheet included in this SAI, was as follows: NAV per Class A share (Class A net assets divided by Class A shares outstanding) .............................. $10.60 Add: selling commission (5.75% of offering price) .................................... 0.65 ----- Maximum offering price per Class A share (Class A NAV divided by 94.25%) ........... $11.25 ===== The offering price of a Class A share is its NAV next calculated following acceptance of a purchase order plus the sales charge, as applicable. The offering price of a Class B, Class C or Class Y share is its NAV next calculated following acceptance of a purchase order. The number of shares you receive for your purchase depends on the next offering price after Waddell & Reed, Inc. or an authorized third party receives and accepts your order at its principal business office. You will be sent a confirmation after your purchase which will indicate how many shares you have purchased. Shares are normally issued for cash only. Waddell & Reed, Inc. need not accept any purchase order, and it or the Fund may determine to discontinue offering Fund shares for purchase. The NAV and offering price per share are computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any domestic securities or commodities exchange on which an option or futures contract held by the Fund is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The NAV will change every business day, since the value of the assets and the number of shares outstanding change every business day. The securities in the portfolio of the Fund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third- party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Fund's Board of Directors. Puts, calls and futures contracts purchased and held by the Fund are valued at the last sales price thereof on the securities or commodities exchanges on which they are traded, or, if there are no transactions, at the mean between bid and asked prices. Ordinarily, the close of the regular session for options trading on national securities exchanges is 4:10 p.m. Eastern time and the close of the regular session of commodities exchanges is 4:15 p.m. Eastern time. Futures contracts will be valued with reference to established futures exchanges. The value of a futures contract purchased by the Fund will be either the closing price of that contract or the bid price. Conversely, the value of a futures contract sold by the Fund will be either the closing price or the asked price. When the Fund writes a put or call, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market to reflect the current market value of the put or call. If a call the Fund wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium the Fund received. If the Fund exercised a call it purchased, the amount paid to purchase the related investment is increased by the amount of the premium paid. If a put written by the Fund is exercised, the amount that the Fund pays to purchase the related investment is decreased by the amount of the premium it received. If the Fund exercises a put it purchased, the amount the Fund receives from the sale of the related investment is reduced by the amount of the premium it paid. If a put or call written by the Fund expires, it has a gain in the amount of the premium; if it enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less that the cost of the closing transaction. Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Fund's Board of Directors. They are accounted for in the same manner as exchange-listed puts. Minimum Initial and Subsequent Investments For Class A, Class B and Class C shares, initial investments must be at least $500 with the exceptions described in this paragraph. A $100 minimum initial investment pertains to certain exchanges of shares from another fund in the Waddell & Reed Advisors Funds or W&R Funds, Inc. A $50 minimum initial investment pertains to purchases for certain retirement plan accounts and to accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $25 or more made from a bank account. A minimum initial investment of $25 is applicable to purchases made through payroll deduction for or by employees of Waddell & Reed, Inc., WRIMCO, or their affiliates. Except with respect to certain exchanges and automatic withdrawals from a bank account, a shareholder may make subsequent investments of any amount. For Class Y shares, investments by government entities or authorities or by corporations must total at least $10 million within the first twelve months after initial investment. There is no initial investment minimum for other Class Y investors. Reduced Sales Charges (Applicable to Class A shares only) Account Grouping Large purchases of Class A shares are subject to lower sales charges. The schedule of sales charges appears in the Prospectus. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase in any of categories 1 through 7 listed below made by an individual or deemed to be made by an individual may be grouped with purchases in any other of these categories: 1. Purchases by an individual for his or her own account (includes purchases under the Waddell & Reed Advisors Funds Revocable Trust Form); 2. Purchases by that individual's spouse purchasing for his or her own account (includes Waddell & Reed Advisors Funds Revocable Trust Form of spouse); 3. Purchases by that individual or his or her spouse in their joint account; 4. Purchases by that individual or his or her spouse for the account of their child under age 21; 5. Purchase by any custodian for the child of that individual or spouse in a Uniform Transfers to Minors Act (UTMA) or Uniform Gift to Minors Act (UGMA) account; 6. Purchases by that individual or his or her spouse for his or her Individual Retirement Account (IRA), salary reduction plan account under Section 457 of the Internal Revenue Code of 1986, as amended (the Code), provided that such purchases are subject to a sales charge (see Net Asset Value Purchases), tax-sheltered annuity account (TSA) or Keogh plan account, provided that the individual and spouse are the only participants in the Keogh plan; and 7. Purchases by a trustee under a trust where that individual or his or her spouse is the settlor (the person who establishes the trust). For the foregoing categories, an individual's domestic partner is treated as his or her spouse. Examples: A. Grandmother opens an UGMA account for grandson A; Grandmother has an account in her own name; A's father has an account in his own name; the UGMA account may be grouped with A's father's account but may not be grouped with Grandmother's account; B. H establishes a trust naming his children as beneficiaries and appointing himself and his bank as co-trustees; a purchase made in the trust account is eligible for grouping with an IRA account of W, H's wife; C. H's will provides for the establishment of a trust for the benefit of his minor children upon H's death; his bank is named as trustee; upon H's death, an account is established in the name of the bank, as trustee; a purchase in the account may be grouped with an account held by H's wife in her own name. D. X establishes a trust naming herself as trustee and R, her son, as successor trustee and R and S as beneficiaries; upon X's death, the account is transferred to R as trustee; a purchase in the account may not be grouped with R's individual account. (If X's spouse, Y, was successor trustee, this purchase could be grouped with Y's individual account.) All purchases of Class A shares made for a participant in a multi- participant Keogh plan may be grouped only with other purchases made under the same plan; a multi-participant Keogh plan is defined as a plan in which there is more than one participant where one or more of the participants is other than the spouse of the owner/employer. Example A: H has established a Keogh plan; he and his wife W are the only participants in the plan; they may group their purchases made under the plan with any purchases in categories 1 through 7 above. Example B: H has established a Keogh plan; his wife, W, is a participant and they have hired one or more employees who also become participants in the plan; H and W may not combine any purchases made under the plan with any purchases in categories 1 through 7 above; however, all purchases made under the plan for H, W or any other employee will be combined. All purchases of Class A shares made under a qualified employee benefit plan of an incorporated business will be grouped. (A qualified employee benefit plan is established pursuant to Section 401 of the Code.) All qualified employee benefit plans of any one employer or affiliated employers will also be grouped. (An affiliate is defined as an employer that directly, or indirectly, controls or is controlled by or is under control with another employer.) All qualified employee benefit plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped. Example: Corporation X sets up a defined benefit plan; its subsidiary, Corporation Y, sets up a 401(k) plan; all contributions made under both plans will be grouped. All purchases of Class A shares made under a simplified employee pension plan (SEP), payroll deduction plan or similar arrangement adopted by an employer or affiliated employers (as defined above) may be grouped provided that the employer elects to have all such purchases grouped at the time the plan is set up. If the employer does not make such an election, the purchases made by individual employees under the plan may be grouped with the other accounts of the individual employees described above in Account Grouping. Account grouping as described above is available under the following circumstances. One-time Purchases A one-time purchase of Class A shares in accounts eligible for grouping may be combined for purposes of determining the availability of a reduced sales charge. In order for an eligible purchase to be grouped, the investor must advise Waddell & Reed, Inc. at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped. Example: H and W open an account in the Fund and invest $75,000; at the same time, H's parents open up three UGMA accounts for H and W's three minor children and invest $10,000 in each child's name; the combined purchase of $105,000 of Class A shares is subject to a reduced sales load of 4.75% provided that Waddell & Reed, Inc. is advised that the purchases are entitled to grouping. Rights of Accumulation If Class A shares are held in any account and an additional purchase of Class A shares is made in that account or in any account eligible for grouping with that account, the additional purchase is combined with the NAV of the existing account as of the date the new purchase is accepted by Waddell & Reed, Inc. for the purpose of determining the availability of a reduced sales charge. Example: H is a current Class A shareholder who invested in the Fund three years ago. His account has a NAV of $80,000. His wife, W, now wishes to invest $20,000 in Class A shares of the Fund. W's purchase will be combined with H's existing account and will be entitled to a reduced sales charge of 4.75%. H's original purchase was subject to a full sales charge and the reduced charge does not apply retroactively to that purchase. In order to be entitled to Rights of Accumulation, the purchaser must inform Waddell & Reed, Inc. that the purchaser is entitled to a reduced charge and provide Waddell & Reed, Inc. with the name and number of the existing account(s) with which the purchase may be combined. Letter of Intent The benefit of a reduced sales charge for larger purchases of Class A shares is also available under a Letter of Intent (LOI). By signing an LOI form, which is available from Waddell & Reed, Inc., the purchaser indicates an intention to invest, over a 13-month period, a dollar amount which is sufficient to qualify for a reduced sales charge. The 13-month period begins on the date the first purchase made under the LOI is accepted by Waddell & Reed, Inc. Each purchase made from time to time under the LOI is treated as if the purchaser were buying at one time the total amount which he or she intends to invest. The sales charge applicable to all purchases of Class A shares made under the terms of the LOI will be the sales charge in effect on the beginning date of the 13-month period. In determining the amount which the purchaser must invest in order to qualify for a reduced sales charge under an LOI, the investor's Rights of Accumulation (see above) will be taken into account; that is, Class A shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described above, will be included. Example: H signs an LOI indicating his intent to invest in his own name a dollar amount sufficient to entitle him to purchase Class A shares at the sales charge applicable to a purchase of $100,000. H has an IRA account and the Class A shares held under the IRA in the Fund have a NAV as of the date the LOI is accepted by Waddell & Reed, Inc. of $15,000; H's wife, W, has an account in her own name invested in another fund in the Waddell & Reed Advisors Funds which charges the same sales load as the Fund, with a NAV as of the date of acceptance of the LOI of $10,000; H needs to invest $75,000 in Class A shares over the 13-month period in order to qualify for the reduced sales load applicable to a purchase of $100,000. A copy of the LOI signed by a purchaser will be returned to the purchaser after it is accepted by Waddell & Reed, Inc. and will set forth the dollar amount of Class A shares which must be purchased within the 13- month period in order to qualify for the reduced sales charge. The minimum initial investment under an LOI is 5% of the dollar amount which must be invested under the LOI. An amount equal to 5% of the purchase required under the LOI will be held in escrow. If a purchaser does not, during the period covered by the LOI, invest the amount required to qualify for the reduced sales charge under the terms of the LOI, he or she will be responsible for payment of the sales charge applicable to the amount actually invested. The additional sales charge owed on purchases of Class A shares made under an LOI which is not completed will be collected by redeeming part of the shares purchased under the LOI and held in escrow unless the purchaser makes payment of this amount to Waddell & Reed, Inc. within 20 days of Waddell & Reed, Inc.'s request for payment. If the actual amount invested is higher than the amount an investor intends to invest, and is large enough to qualify for a sales charge lower than that available under the LOI, the lower sales charge will apply. An LOI does not bind the purchaser to buy, or Waddell & Reed, Inc. to sell, the shares covered by the LOI. With respect to LOIs for $2,000,000 or purchases otherwise qualifying for no sales charge under the terms of the LOI, the initial investment must be at least $200,000, and the value of any shares redeemed during the 13- month period which were acquired under the LOI will be deducted in computing the aggregate purchases under the LOI. LOIs are not available for purchases made under an SEP where the employer has elected to have all purchases under the SEP grouped. Other Funds in the Waddell & Reed Advisors Funds and W&R Funds, Inc. Reduced sales charges for larger purchases of Class A shares apply to purchases of any of the Class A shares of any of the funds in the Waddell & Reed Advisors Funds and the W&R Funds, Inc. subject to a sales charge. A purchase of Class A shares, or Class A shares held, in any of the funds in the Waddell & Reed Advisors Funds and/or the W&R Funds, Inc. subject to a sales charge will be treated as an investment in the Fund in determining the applicable sales charge. For these purposes, Class A shares of Waddell & Reed Advisors Cash Management, Inc., Waddell & Reed Advisors Municipal Money Market Fund, Inc. or W&R Funds, Inc. Money Market Fund that were acquired by exchange of another Waddell & Reed Advisors Fund or W&R Funds, Inc. Class A shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, are also taken into account. Net Asset Value Purchases of Class A Shares Class A shares of the Fund may be purchased at NAV by the Directors and officers of the Fund or of any affiliated entity of Waddell & Reed, Inc., employees of Waddell & Reed, Inc. or of any of its affiliates, financial advisors of Waddell & Reed, Inc. and the spouse, children, parents, children's spouses and spouse's parents of each such Director, officer, employee and financial advisor. Child includes stepchild; parent includes stepparent. Trusts under which the grantor and the trustee or a co-trustee are each an eligible purchaser are also eligible for NAV purchases of Class A shares. A custodian under the UGMA or UTMA purchasing for the child or grandchild of any employee or financial advisor may purchase Class A shares at NAV whether or not the custodian himself is an eligible purchaser. Employees includes retired employees. A retired employee is an individual separated from service from Waddell & Reed, Inc., or from an affiliated company with a vested interest in any Employee Benefit plan sponsored by Waddell & Reed, Inc. or any of its affiliated companies. Financial advisors includes retired financial advisors. A retired financial advisor is any financial advisor who was, at the time of separation from service from Waddell & Reed, Inc., a Senior Financial Advisor. A custodian under UGMA or UTMA purchasing for the child or grandchild of any employee or financial advisor may purchase Class A shares at NAV whether or not the custodian himself is an eligible purchaser. Until March 31, 2001, Class A shares may also be purchased at NAV by persons who are clients of Legend if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors Funds or W&R Funds, Inc. and the purchase is made within 60 days of such redemption. Shares may also be issued at NAV in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party. Reasons for Differences in the Public Offering Price of Class A Shares As described herein and in the Prospectus, there are a number of instances in which the Fund's Class A shares are sold or issued on a basis other than at the maximum public offering price, that is, the NAV plus the highest sales charge. Some of these instances relate to lower or eliminated sales charges for larger purchases of Class A shares, whether made at one time or over a period of time as under an LOI or Rights of Accumulation. See the table of sales charges in the Prospectus for the Class A shares. The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, (2) certain quantity discounts are required by rules of the National Association of Securities Dealers, Inc. (as is elimination of sales charges on the reinvestment of dividends and distributions), and (3) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons for reasons of family unity. In general, the reasons for the other instances in which there are reduced or eliminated sales charges for Class A shares are as follows. Exchanges at NAV are permitted because a sales charge has already been paid on the shares exchanged. Sales of Class A shares without a sales charge are permitted to Directors, officers and certain others due to reduced or eliminated selling expenses and since such sales may aid in the development of a sound employee organization, encourage responsibility and interest in the Waddell & Reed Advisors Funds and an identification with its aims and policies. Limited reinvestments of redemptions of Class A shares at no sales charge are permitted to attempt to protect against mistaken or not fully informed redemption decisions. Class A shares may be issued at no sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such issuance is exempted in the 1940 Act from the otherwise applicable restrictions as to what sales charge must be imposed. Reduced or eliminated sales charges may also be used for certain short-term promotional activities by Waddell & Reed, Inc. In no case in which there is a reduced or eliminated sales charge are the interests of existing Class A shareholders adversely affected since, in each case, the Fund receives the NAV per share of all shares sold or issued. Exchanges for Shares of Other Funds in the Waddell & Reed Advisors Funds and W&R Funds, Inc. Class A Share Exchanges Once a sales charge has been paid on shares of a fund in the Waddell & Reed Advisors Funds or the W&R Funds, Inc., these shares and any shares added to them from dividends or distributions paid in shares may be freely exchanged for Class A shares of another fund in the Waddell & Reed Advisors Funds or the W&R Funds, Inc. The shares you exchange must be worth at least $100 or you must already own shares of the fund in the Waddell & Reed Advisors Funds or the W&R Funds, Inc. into which you want to exchange. You may exchange Class A shares you own in another fund in the Waddell & Reed Advisors Funds or the W&R Funds, Inc. for Class A shares of the Fund without charge if (1) a sales charge was paid on these shares, or (2) the shares were received in exchange for shares for which a sales charge was paid, or (3) the shares were acquired from reinvestment of dividends and distributions paid on such shares. There may have been one or more such exchanges so long as a sales charge was paid on the shares originally purchased. Also, shares acquired without a sales charge because the purchase was $2 million or more will be treated the same as shares on which a sales charge was paid. Shares of Waddell & Reed Advisors Municipal Bond Fund, Inc., Waddell & Reed Advisors Government Securities Fund, Inc., Waddell & Reed Advisors Municipal High Income Fund, Inc. (formerly, United Municipal Bond Fund, Inc., United Government Securities Fund, Inc. and United Municipal High Income Fund, Inc., respectively), W&R Funds, Inc. Municipal Bond Fund and W&R Funds, Inc. Limited-Term Bond Fund (formerly, Waddell & Reed Funds, Inc.) are the exceptions and special rules apply. Class A shares of any of these funds may be exchanged for Class A shares of the Fund only if (1) you received those shares as a result of one or more exchanges of shares on which a maximum sales charge was originally paid (currently, 5.75%), or (2) the shares have been held from the date of original purchase for at least six months. Subject to the above rules regarding sales charges, you may have a specific dollar amount of Class A shares of Waddell & Reed Advisors Cash Management, Inc. or Class A shares of Waddell & Reed Advisors Municipal Money Market Fund, Inc. automatically exchanged each month into Class A shares of the Fund or any other fund in the Waddell & Reed Advisors Funds, provided you already own Class A shares of the fund. The shares of Waddell & Reed Advisors Cash Management, Inc. or Waddell & Reed Advisors Municipal Money Market Fund, Inc. which you designate for automatic exchange must be worth at least $100, which may be allocated among the Class A shares of different funds in the Waddell & Reed Advisors Funds so long as each fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service. You may redeem your Class A shares of the Fund and use the proceeds to purchase Class Y shares of the Fund if you meet the criteria for purchasing Class Y shares. Class B Share Exchanges You may exchange Class B shares of the Fund for Class B shares of other funds in the Waddell & Reed Advisors Funds and/or W&R Funds, Inc. without charge. The redemption of the Fund's Class B shares as part of an exchange is not subject to the deferred sales charge. For purposes of computing the deferred sales charge, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased. You may have a specific dollar amount of Class B shares of Waddell & Reed Advisors Cash Management, Inc. or Waddell & Reed Advisors Municipal Money Market Fund, Inc. automatically exchanged each month into Class B shares of the Fund or any other fund in the Waddell & Reed Advisors Funds, provided you already own Class B shares of the fund. The shares of Waddell & Reed Advisors Cash Management, Inc. or Waddell & Reed Advisors Municipal Money Market Fund, Inc. which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service. Class C Share Exchanges You may exchange Class C shares of the Fund for Class C shares of other funds in the Waddell & Reed Advisors Funds and/or W&R Funds, Inc. without charge. The redemption of the Fund's Class C shares as part of an exchange is not subject to the deferred sales charge. For purposes of computing the deferred sales charge, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased. You may have a specific dollar amount of Class C shares of Waddell & Reed Advisors Cash Management, Inc. or Waddell & Reed Advisors Municipal Money Market Fund, Inc. automatically exchanged each month into Class C shares of the Fund or any other fund in the Waddell & Reed Advisors Funds, provided you already own Class C shares of the fund. The shares of Waddell & Reed Advisors Cash Management, Inc. or Waddell & Reed Advisors Municipal Money Market Fund, Inc. which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service. Class Y Share Exchanges Class Y shares of the Fund may be exchanged for Class Y shares of any other fund in the Waddell & Reed Advisors Funds or W&R Funds, Inc. or for Class A shares of Waddell & Reed Advisors Cash Management, Inc. or Class A shares of Waddell & Reed Advisors Municipal Money Market Fund, Inc. General Exchange Information When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange. The relative values are those next figured after your exchange request is received in good order. These exchange rights and other exchange rights concerning the other funds in the Waddell & Reed Advisors Funds and/or W&R Funds, Inc., can in most instances be eliminated or modified at any time and any such exchange may not be accepted. Flexible Withdrawal Service for Class A, Class B and Class C Shareholders If you qualify, you may arrange to receive through the Flexible Withdrawal Service ( the Service) regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis Class A, Class B or Class C shares that you own of the Fund or of any of the funds in the Waddell & Reed Advisors Funds or W&R Funds, Inc. It would be a disadvantage to an investor to make additional purchases of Class A shares while the Service is in effect because it would result in duplication of sales charges. Class B and Class C shares, and certain Class A shares to which the CDSC otherwise applies, that are redeemed under the Service are not subject to a CDSC provided the amount withdrawn does not exceed 24% of the account value annually. Applicable forms to start the Service are available through Waddell & Reed Services Company. The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 2%, 6%, 12% and 24% respectively of the value of your account at the time the Service is established. The withdrawal proceeds are not subject to the deferred sales charge, but only within these percentage limitations. The minimum withdrawal is $50. The Service, and this exclusion from the deferred sales charge, do not apply to a one-time withdrawal. To qualify for the Service, you must have invested at least $10,000 in Class A, Class B or Class C shares which you still own of any of the funds in the Waddell & Reed Advisors Funds or W&R Funds, Inc.; or, you must own Class A, Class B or Class C shares having a value of at least $10,000. The value for this purpose is the value at the current offering price. You can choose to have shares redeemed to receive: 1. a monthly, quarterly, semiannual or annual payment of $50 or more; 2. a monthly payment, which will change each month, equal to one- twelfth of a percentage of the value of the shares in the Account; (you select the percentage); or 3. a monthly or quarterly payment, which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares). Shares are redeemed on the 20th day of the month in which the payment is to be made, or on the prior business day if the 20th is not a business day. Payments are made within five days of the redemption. Retirement plan accounts may be subject to a fee imposed by the Plan Custodian for use of the Service. If you have a share certificate for the shares you want to make available for the Service, you must enclose the certificate with the form initiating the Service. The dividends and distributions on shares of a class you have made available for the Service are paid in additional shares of that class. All payments under the Service are made by redeeming shares, which may involve a gain or loss for tax purposes. To the extent that payments exceed dividends and distributions, the number of shares you own will decrease. When all of the shares in an account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or a return on your investment. You may, at any time, change the manner in which you have chosen to have shares redeemed to any of the other choices originally available to you. You may, at any time, redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The Fund can also terminate the Service by notifying you in writing. After the end of each calendar year, information on shares redeemed will be sent to you to assist you in completing your Federal income tax return. Redemptions The Prospectus gives information as to redemption procedures. Redemption payments are made within seven days from receipt of request, unless delayed because of emergency conditions determined by the SEC, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities. Payment for redemptions of shares of the Fund may be made in portfolio securities when the Fund's Board of Directors determines that conditions exist making cash payments undesirable. Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the value used in figuring NAV. There would be brokerage costs to the redeeming shareholder in selling such securities. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder. Reinvestment Privilege The Fund offers a one-time reinvestment privilege that allows you to reinvest all or part of any amount of Class A shares you redeem from the Fund by sending to the Fund the amount you wish to reinvest. The amount you return will be reinvested in Class A shares at the NAV next calculated after the Fund receives the returned amount. Your written request to reinvest and the amount to be reinvested must be received within 45 days after your redemption request was received, and the Fund must be offering Class A shares at the time your reinvestment request is received. You can do this only once as to Class A shares of the Fund. You do not use up this privilege by redeeming Class A shares to invest the proceeds at NAV in a Keogh plan or an IRA. There is also a reinvestment privilege for Class B and Class C shares and, where applicable, certain Class A shares under which you may reinvest all or part of any amount of the shares you redeemed and have the corresponding amount of the deferred sales charge, if any, which you paid restored to your account by adding the amount of that charge to the amount you are reinvesting in shares of the same class. If Fund shares of that class are then being offered, you can put all or part of your redemption payment back into such shares at the NAV next calculated after you have returned the amount. Your written request to do this must be received within 45 days after your redemption request was received. You can do this only once as to Class B, Class C and Class A shares of the Fund. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You do not use up this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA. Mandatory Redemption of Certain Small Accounts The Fund has the right to compel the redemption of shares held under any account or any plan if the aggregate NAV of such shares (taken at cost or value as the Board of Directors may determine) is less than $500. The Board of Directors has no intent to compel redemptions in the foreseeable future. If it should elect to compel redemptions, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed. DIRECTORS AND OFFICERS The day-to-day affairs of the Fund are handled by outside organizations selected by the Board of Directors. The Board of Directors has responsibility for establishing broad corporate policies for the Fund and for overseeing overall performance of the selected experts. It has the benefit of advice and reports from independent counsel and independent auditors. The majority of the Directors are not affiliated with Waddell & Reed, Inc. The principal occupation during the past five years of each Director and officer of the Fund is stated below. Each of the persons listed through and including Mr. Vogel is a member of the Fund's Board of Directors. The other persons are officers of the Fund but are not members of the Board of Directors. For purposes of this section, the term Fund Complex includes each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and W&R Funds, Inc. Each of the Fund's Directors is also a Director of each of the other funds in the Fund Complex and each of the Fund's officers is also an officer of one or more of the funds in the Fund Complex. KEITH A. TUCKER* Chairman of the Board of Directors of the Fund and each of the other funds in the Fund Complex; Chairman of the Board of Directors, Chief Executive Officer and Director of Waddell & Reed Financial, Inc.; President, Chairman of the Board of Directors, Director and Chief Executive Officer of Waddell & Reed Financial Services, Inc.; Chairman of the Board of Directors and Director of WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company; formerly, President of each of the funds in the Fund Complex; formerly, Chairman of the Board of Directors of Waddell & Reed Asset Management Company, a former affiliate of Waddell & Reed Financial, Inc. Date of birth: February 11, 1945. JAMES M. CONCANNON 950 Docking Road Topeka, Kansas 66615 Dean and Professor of Law, Washburn University School of Law; Director, AmVestors CBO II Inc. Date of birth: October 2, 1947. JOHN A. DILLINGHAM 4040 Northwest Claymont Drive Kansas City, Missouri 64116 President of JoDill Corp., an agricultural company; President and Director of Dillingham Enterprises Inc.; formerly, Director and consultant, McDougal Construction Company; formerly, Instructor at Central Missouri State University; formerly, Member of the Board of Police Commissioners, Kansas City, Missouri; formerly, Senior Vice President-Sales and Marketing of Garney Companies, Inc., a specialty utility contractor. Date of birth: January 9, 1939. DAVID P. GARDNER 263 West 3rd Avenue San Mateo, California 94402 Chairman and Chief Executive Officer of George S. and Delores Dor'e Eccles Foundation; Director of First Security Corp., a bank holding company, and Director of Fluor Corp., a company with interests in coal; formerly, President of Hewlett Foundation. Date of birth: March 24, 1933. LINDA K. GRAVES* 1 South West Cedar Crest Road Topeka, Kansas 66606 First Lady of Kansas; formerly, Partner, Levy and Craig, P.C., a law firm. Date of birth: July 29, 1953. JOSEPH HARROZ, JR. 125 South Creekdale Drive Norman, Oklahoma 73072 General Counsel of the Board of Regents at the University of Oklahoma; Adjunct Professor of Law at the University of Oklahoma College of Law; Managing Member, Harroz Investments, L.L.C.; formerly, Vice President for Executive Affairs of the University of Oklahoma; formerly, Attorney with Crowe & Dunlevy, a law firm. Date of birth: January 17, 1967. JOHN F. HAYES 20 West 2nd Avenue P. O. Box 2977 Hutchinson, Kansas 67504-2977 Director of Central Bank and Trust; Director of Central Financial Corporation; Chairman of the Board of Directors, Gilliland & Hayes, P.A., a law firm; formerly, President of Gilliland & Hayes, P.A.; formerly, Director of Central Properties, Inc. Date of birth: December 11, 1919. ROBERT L. HECHLER* President and Principal Financial Officer of the Fund and each of the other funds in the Fund Complex; Executive Vice President, Chief Operating Officer and Director of Waddell & Reed Financial, Inc.; Executive Vice President, Chief Operating Officer, Director and Treasurer of Waddell & Reed Financial Services, Inc.; Executive Vice President, Principal Financial Officer, Director and Treasurer of WRIMCO; President, Chief Executive Officer, Principal Financial Officer, Director and Treasurer of Waddell & Reed, Inc.; Director and Treasurer of Waddell & Reed Services Company; Chairman of the Board of Directors, Chief Executive Officer, President and Director of Fiduciary Trust Company of New Hampshire, an affiliate of Waddell & Reed, Inc.; Director of Legend Group Holdings, LLC, Legend Advisory Corporation, Legend Equities Corporation, Advisory Services Corporation, The Legend Group, Inc. and LEC Insurance Agency, Inc., affiliates of Waddell & Reed Financial, Inc.; formerly, Vice President of each of the funds in the Fund Complex; formerly, Director and Treasurer of Waddell & Reed Asset Management Company; formerly, President of Waddell & Reed Services Company. Date of birth: November 12, 1936. HENRY J. HERRMANN* Vice President of the Fund and each of the other funds in the Fund Complex; President, Chief Investment Officer, and Director of Waddell & Reed Financial, Inc.; Executive Vice President, Chief Investment Officer and Director of Waddell & Reed Financial Services, Inc.; Director of Waddell & Reed, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director of WRIMCO; Chairman of the Board of Directors of Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO; formerly, President, Chief Executive Officer, Chief Investment Officer and Director of Waddell & Reed Asset Management Company. Date of birth: December 8, 1942. GLENDON E. JOHNSON 13635 Deering Bay Drive Unit 284 Miami, Florida 33158 Retired; formerly, Director and Chief Executive Officer of John Alden Financial Corporation and its subsidiaries. Date of birth: February 19, 1924. WILLIAM T. MORGAN* 928 Glorietta Blvd. Coronado, California 92118 Retired; formerly, Chairman of the Board of Directors and President of each of the funds in the Fund Complex then in existence. (Mr. Morgan retired as Chairman of the Board of Directors and President of the funds in the Fund Complex then in existence on April 30, 1993); formerly, President, Director and Chief Executive Officer of WRIMCO and Waddell & Reed, Inc.; formerly, Chairman of the Board of Directors of Waddell & Reed Services Company. Date of birth: April 27, 1928. RONALD C. REIMER 2601 Verona Road Mission Hills, Kansas 66208 Retired. Co-founder and teacher at Servant Leadership School of Kansas City; Director and Vice President of Network Rehabilitation Services; Board Member, Member of Executive Committee and Finance Committee of Truman Medical Center; formerly, Employment Counselor and Director of McCue-Parker Center. Date of birth: August 3, 1934. FRANK J. ROSS, JR.* 700 West 47th Street Kansas City, Missouri 64112 Shareholder, Polsinelli, Shalton & Welte, a law firm; Director of Columbian Bank and Trust. Date of birth: April 9, 1953. ELEANOR B. SCHWARTZ 1213 West 95th Court, Chartwell 4 Kansas City, Missouri 64114 Professor of Business Administration, University of Missouri-Kansas City; formerly, Chancellor, University of Missouri-Kansas City. Date of birth: January 1, 1937. FREDERICK VOGEL III 1805 West Bradley Road Milwaukee, Wisconsin 53217 Retired. Date of birth: August 7, 1935. Daniel C. Schulte Vice President, Assistant Secretary and General Counsel of the Fund and each of the other funds in the Fund Complex; Vice President, Secretary and General Counsel of Waddell & Reed Financial, Inc.; Senior Vice President, Secretary and General Counsel of Waddell & Reed Financial Services Company, Waddell & Reed, Inc., WRIMCO and Waddell & Reed Services Company; Secretary and Director of Fiduciary Trust Company of New Hampshire, an affiliate of Waddell & Reed, Inc.; formerly, Assistant Secretary of Waddell & Reed Financial, Inc.; formerly, an attorney with Klenda, Mitchell, Austerman & Zuercher, L.L.C. Date of birth: December 8, 1965. Kristen A. Richards Vice President, Secretary and Associate General Counsel of the Fund and each of the other funds in the Fund Complex; Vice President and Associate General Counsel of WRIMCO; formerly, Assistant Secretary of the Fund and each of the other funds in the Fund Complex; formerly, Compliance Officer of WRIMCO. Date of birth: December 2, 1967. Theodore W. Howard Vice President, Treasurer and Principal Accounting Officer of the Fund and each of the other funds in the Fund Complex; Vice President of Waddell & Reed Services Company. Date of birth: July 18, 1942. Cynthia P. Prince-Fox Vice President of the Fund and three other funds in the Fund Complex; Vice President of WRIMCO; Vice President of and Portfolio Manager for Austin, Calvert & Flavin, an affiliate of WRIMCO; formerly, Vice President of Waddell & Reed Asset Management Company. Date of birth: January 11, 1959. The address of each person is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 unless a different address is given. The Directors who may be deemed to be interested persons as defined in the 1940 Act of the Fund's underwriter, Waddell & Reed, Inc., or WRIMCO are indicated as such by an asterisk. The Board of Directors has created an honorary position of Director Emeritus, whereby an incumbent Director who has attained the age of 70 may, or if elected on or after May 31, 1993 and has attained the age of 75 must, resign his or her position as Director and, unless he or she elects otherwise, will serve as Director Emeritus provided the Director has served as a Director of the Funds for at least five years which need not have been consecutive. A Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her capacity as Director Emeritus, but he or she has no authority or responsibility with respect to the management of the Fund. The funds in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and W&R Funds, Inc. pay to each Director, effective October 1, 1999, an annual base fee of $50,000, plus $3,000 for each meeting of the Board of Directors attended and effective January 1, 2000, an annual base fee of $52,000 plus $3,250 for each meeting of the Board of Directors attended, plus reimbursement of expenses for attending such meeting and $500 for each committee meeting attended which is not in conjunction with a Board of Directors meeting, other than Directors who are affiliates of Waddell & Reed, Inc. (prior to October 1, 1999, the funds in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and W&R Funds, Inc. paid to each Director an annual base fee of $48,000 plus $2,500 for each meeting of the Board of Directors attended). The fees to the Directors are divided among the funds in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and W&R Funds, Inc. based on the funds' relative size. It is anticipated that the Fund's Directors will receive the following fees for service as a director: Compensation Table Total Aggregate Compensation Compensation From Fund From and Fund Director Fund* Complex** -------- ------------ ------------ Robert L. Hechler $ 0 $ 0 Henry J. Herrmann 0 0 Keith A. Tucker 0 0 James M. Concannon 0 65,000 John A. Dillingham 0 65,000 David P. Gardner 0 65,000 Linda K. Graves 0 65,000 Joseph Harroz, Jr. 0 65,000 John F. Hayes 0 65,000 Glendon E. Johnson 0 65,000 William T. Morgan 0 65,000 Ronald C. Reimer 0 65,000 Frank J. Ross, Jr. 0 65,000 Eleanor B. Schwartz 0 65,000 Frederick Vogel III 0 65,000 *For the current fiscal year, the Directors have agreed to not allocate any portion of their total compensation to the Fund. **No pension or retirement benefits have been accrued as a part of Fund expenses. This information is based on fees to be earned during the Fund's fiscal year ending December 31, 2000. The officers are paid by WRIMCO or its affiliates. Shareholdings As of November 30, 2000, all of the Fund's Directors and officers as a group owned less than 1% of the outstanding shares of the Fund. The following table sets forth information with respect to the Fund, as of November 30, 2000, regarding the ownership of the Fund's shares. Shares owned Name and Address Beneficially of Beneficial Owner Class or of Record Percent ------------------- ----- ------------ ------- Waddell & Reed Inc Class A 500,000 11.13% Attn: Ty Towery P O Box 29217 Shawnee Mission KS 66201-9217 George M Dempsey & Class C 19,724 6.53% Onolee J Dempsey Jtn Ros 921 Church St Troupsburg NY 14885 Lois Patricia Yanez Class C 17,893 5.92% Ernesto Yanez Jt Wros 8173 Presidio Dr Cupertino CA 95014-4027 Larry L Clary (TOD) Class C 71,311 23.60% 4418 Dawson North Little Rock AR 72116-7037 Wallace Owens Jrf T/O/D Class Y 1,423 92.10% Bertha Gates RR 6 Box 782 Guthrie OK 73044-9806 Peter G Kessler & Class Y 122 7.90% Terese M Kessler Jtn Ros P O Box 820 Cottage Grove OR 97424-0034 PAYMENTS TO SHAREHOLDERS General There are three sources for the payments the Fund makes to you as a shareholder of a class of shares of the Fund, other than payments when you redeem your shares. The first source is net investment income, which is derived from the dividends, interest and earned discount on the securities the Fund holds less expenses (which will vary by class). The second source is net realized capital gains, which are derived from the proceeds received from the Fund's sale of securities at a price higher than the Fund's tax basis (usually cost) in such securities, less losses from sales of securities at a price lower than the Fund's basis therein; these gains can be either long-term or short-term, depending on how long the Fund has owned the securities before it sells them. The third source is net realized gains from foreign currency transactions. The payments made to shareholders from net investment income, net short-term capital gains and net realized gains from certain foreign currency transactions are called dividends. The Fund pays distributions from net capital gains (the excess of net long-term capital gains over net short-term capital losses). It may or may not have such gains, depending on whether securities are sold and at what price. If the Fund has net capital gains, it will pay distributions once each year, in the latter part of the fourth calendar quarter, except to the extent it has net capital losses carried over from a prior year or years to offset the gains. Choices You Have on Your Dividends and Distributions On your application form, you can give instructions that (1) you want cash for your dividends and/or distributions or (2) you want your dividends and/or distributions paid in shares of the Fund of the same class as that with respect to which they were paid. However, a total dividend and/or distribution amount less than five dollars will be automatically paid in shares of the Fund of the same class as that with respect to which they were paid. You can change your instructions at any time. If you give no instructions, your dividends and distributions will be paid in shares of the Fund of the same class as that with respect to which they were paid. All payments in shares are at NAV without any sales charge. The NAV used for this purpose is that computed as of the record date for the dividend or distribution, although this could be changed by the Directors. Even if you receive dividends and distributions on Class A shares in cash, you can thereafter reinvest them (or distributions only) in Class A shares of the Fund at NAV (i.e., no sales charge) next calculated after receipt by Waddell & Reed, Inc., of the amount clearly identified as a reinvestment. The reinvestment must be within 45 days after the payment. TAXES General The Fund has qualified since inception for treatment as a regulated investment company (RIC) under the Code, so that it is relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) that it distributes to its shareholders. To continue to qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (Distribution Requirement) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures contracts or forward contracts) derived with respect to its business of investing in securities or those currencies (Income Requirement); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (50% Diversification Requirement); and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer. If the Fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (b) the shareholders would treat all distributions out of its earnings and profits, including distributions of net capital gains as dividends (that is, ordinary income). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment. Dividends and distributions declared by the Fund in October, November or December of any year and payable to its shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year even if they are paid by the Fund during the following January. Accordingly, those dividends and distributions will be taxed to the shareholders for the year in which that December 31 falls. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of short-term, capital loss to the extent of any distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or distribution, the investor will receive some portion of the purchase price back as a taxable dividend or distribution. The Fund will be subject to a nondeductible 4% excise tax (Excise Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, the Fund may defer into the next calendar year net capital losses incurred between November 1 and the end of the current calendar year. It is the policy of the Fund to pay sufficient dividends and distributions each year to avoid imposition of the Excise Tax. Income from Foreign Securities Dividends and interest received, and gains realized, by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (foreign taxes) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. The Fund may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of the stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which probably would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. The Fund may elect to mark to market its stock in any PFIC. Marking- to-market, in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Foreign Currency Gains and Losses Gains or losses (1) from the disposition of foreign currencies including forward currency contracts, (2) on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses, referred to under the Code as section 988 gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. Income from Options, Futures and Forward Currency Contracts and Foreign Currencies The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. Any income the Fund earns from writing options is treated as short- term capital gain. If the Fund enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it receives for the option it wrote and the premium it pays for the option it buys. If an option written by the Fund lapses without being exercised, the premium it received also will be a short-term capital gain. If such an option is exercised and the Fund thus sells the securities subject to the option, the premium the Fund receives will be added to the exercise price to determine the gain or loss on the sale. Certain options, futures contracts and forward currency contracts in which the Fund may invest may be section 1256 contracts. Section 1256 contracts held by the Fund at the end of its taxable year, other than contracts subject to a mixed straddle election made by the Fund, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. 60% of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of section 1256 contracts, are treated as long-term capital gains or losses, and the balance are treated as short-term capital gains or losses. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax and other purposes. The Fund may need to distribute any mark-to-market gains to its shareholders to satisfy the Distribution Requirement and/or avoid imposition of the Excise Tax, even though it may not have closed the transactions and received cash to pay the distributions. Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Fund may invest. That section defines a straddle as offsetting positions with respect to personal property; for these purposes, options, futures contracts and forward currency contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain wash sale rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and short sale rules applicable to straddles. If the Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to the Fund are not entirely clear. If the Fund has an appreciated financial position -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than straight debt) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a constructive sale of the position, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward currency contract entered into by the Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities). Zero Coupon and Payment-in-Kind Securities The Fund may acquire zero coupon or other securities issued with OID. As the holder of those securities, the Fund must include in its income the OID that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must include in its gross income securities it receives as interest on payment-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, in order to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain. PORTFOLIO TRANSACTIONS AND BROKERAGE One of the duties undertaken by WRIMCO pursuant to the Management Agreement is to arrange the purchase and sale of securities for the portfolio of the Fund. Transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individual who manages the Fund may manage other advisory accounts with similar investment objectives. It can be anticipated that the manager will frequently place concurrent orders for all or most accounts for which the manager has responsibility or WRIMCO may otherwise combine orders for the Fund with those of other funds in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and W&R Funds, Inc. or other accounts for which it has investment discretion, including accounts affiliated with WRIMCO. WRIMCO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO), WRIMCO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, WRIMCO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included funds and/or advisory accounts, except that (a) within a group having a small cap-related investment objective, shares are allocated on a rotational basis after taking into account the impact of the anticipated initial gain on the value of the included fund or advisory account and (b) within a group having a mid-cap-related investment objective, shares are allocated based on the portfolio manager's judgment, including but not limited to such factors as the fund's or advisory account's investments strategies and policies, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions. In all cases, WRIMCO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price the Fund pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders. To effect the portfolio transactions of the Fund, WRIMCO is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. WRIMCO need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund. Subject to review by the Board of Directors, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others (research and brokerage services) considered by WRIMCO to be useful or desirable for its investment management of the Fund and/or the other funds and accounts over which WRIMCO has investment discretion. Research and brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (1) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers; (2) furnishing analyses and reports; or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility. The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by WRIMCO that the commission is reasonable in relation to the research or brokerage services provided. Subject to the foregoing considerations, WRIMCO may also consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions. No allocation of brokerage or principal business is made to provide any other benefits to WRIMCO. The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of WRIMCO, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist WRIMCO in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by WRIMCO. Such investment research (which may be supplied by a third party at the request of a broker) includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of WRIMCO; serves to make available additional views for consideration and comparisons; and enables WRIMCO to obtain market information on the price of securities held in the Fund's portfolio or being considered for purchase. The Fund may also use its brokerage to pay for pricing or quotation services to value securities. The Fund, WRIMCO and Waddell & Reed, Inc. have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective directors, officers and employees to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations. OTHER INFORMATION The Shares of the Fund The Fund offers four classes of its shares: Class A, Class B, Class C and Class Y. Each class represents an interest in the same assets of the Fund and differ as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class A shares are subject to an initial sales charge and to an ongoing distribution and/or service fee and certain Class A shares are subject to a CDSC; Class B and Class C are subject to a CDSC and to ongoing distribution and service fees; Class B shares that have been held by a shareholder for eight years will convert, automatically, eight years after the month in which the shares were purchased, to Class A shares of the Fund, and such conversion will be made, without charge or fee, on the basis of the relative NAV of the two classes; and Class Y shares, which are designated for institutional investors, have no sales charge nor ongoing distribution and/or service fee; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. The Fund does not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the Fund by virtue of those classes. On an ongoing basis, the Board of Directors will consider whether any such conflict exists and, if so, take appropriate action. Each share of the Fund is entitled to equal voting, dividend, liquidation and redemption rights, except that due to the differing expenses borne by the four classes, dividends and liquidation proceeds of Class B shares and Class C shares are expected to be lower than for Class A shares, which in turn are expected to be lower than for Class Y shares of the Fund. Each fractional share of a class has the same rights, in proportion, as a full share of that class. Shares are fully paid and nonassessable when purchased. The Fund does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval will be presented to shareholders at a meeting called by the Board of Directors for such purpose. Special meetings of shareholders may be called for any purpose upon receipt by the Fund of a request in writing signed by shareholders holding not less than 25% of all shares entitled to vote at such meeting, provided certain conditions stated in the Bylaws are met. There will normally be no meeting of the shareholders for the purpose of electing directors until such time as less than a majority of directors holding office have been elected by shareholders, at time which the directors then in office will call a shareholders' meeting for the election of directors. To the extent that Section 16(c) of the 1940 Act applies to the Fund, the directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares. Each share (regardless of class) has one vote. All shares of the Fund vote together as a single class, except as to any matter for which a separate vote of any class is required by the 1940 Act, and except as to any matter which affects the interests of one or more particular classes, in which case only the shareholders of the affected classes are entitled to vote, each as a separate class. Initial Investment and Organizational Expenses On March 2, 2000, Waddell & Reed, Inc. purchased for investment 10,000 Class A shares of the Fund at a NAV of $10.00 per share. THE INVESTMENTS OF WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC. JUNE 30, 2000 Shares Value COMMON STOCKS Business Services - 16.18% Amdocs Limited* ......................... 4,500 $ 345,375 CheckFree Holdings Corporation* ......... 7,500 387,422 Citrix Systems, Inc.* ................... 14,000 265,562 Clear Channel Communications, Inc.* ..... 3,500 262,500 GO.com* ................................. 15,500 185,031 Intuit Inc.* ............................ 1,700 70,231 Microsoft Corporation* .................. 5,200 415,838 Oracle Corporation* ..................... 2,500 210,078 Siebel Systems, Inc.* ................... 1,900 310,828 Veritas Software Corp.* ................. 2,900 327,609 Total.................................. 2,780,474 Chemicals and Allied Products - 12.28% Amgen Inc.* ............................. 2,400 168,675 Forest Laboratories, Inc.* .............. 3,200 323,200 Merck & Co., Inc. ....................... 2,700 206,888 Pfizer Inc. ............................. 4,400 211,200 Pharmacyclics, Inc.* .................... 3,900 237,534 QLT Inc.* ............................... 4,600 357,219 Schering-Plough Corporation ............. 3,200 161,600 Smith International, Inc.* .............. 6,100 444,156 Total.................................. 2,110,472 Communication - 4.49% AT&T Wireless Group* .................... 10,000 278,750 Nextel Communications, Inc.* ............ 4,800 293,550 SBC Communications Inc. ................. 4,600 198,950 Total.................................. 771,250 Electronic and Other Electric Equipment - 4.80% Intel Corporation ....................... 2,300 307,409 LSI Logic Corporation* .................. 3,900 211,088 Nortel Networks Corporation ............. 4,500 307,125 Total.................................. 825,622 Food Stores - 1.09% Kroger Co. (The)* ....................... 8,500 187,531 General Merchandise Stores - 4.40% Kohl's Corporation* ..................... 6,500 361,563 Target Corporation ...................... 6,800 394,400 Total.................................. 755,963 Health Services - 1.98% HCA - The Healthcare Company ............ 11,200 340,200 See Notes to Schedule of Investments on page . THE INVESTMENTS OF WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC. JUNE 30, 2000 Shares Value COMMON STOCKS (Continued) Industrial Machinery and Equipment - 6.06% Cisco Systems, Inc.* .................... 6,100 $ 387,541 EMC Corporation* ........................ 4,600 353,912 Hewlett-Packard Company ................. 2,400 299,700 Total.................................. 1,041,153 Instruments and Related Products - 1.47% Agilent Technologies, Inc.* ............. 915 67,508 Medtronic, Inc. ......................... 3,700 184,306 Total.................................. 251,814 Insurance Carriers - 1.64% American International Group, Inc. ...... 2,400 282,000 Motion Pictures - 1.59% Time Warner Incorporated ................ 3,600 273,600 Oil and Gas Extraction - 3.49% Apache Corporation ...................... 7,000 411,688 Burlington Resources Incorporated ....... 4,900 187,425 Total.................................. 599,113 Petroleum and Coal Products - 0.91% Exxon Mobil Corporation ................. 2,000 157,000 Transportation by Air - 2.12% Northwest Airlines Corporation, Class A*............................... 12,000 364,500 TOTAL COMMON STOCKS - 62.50% $10,740,692 (Cost: $9,939,860) Principal Amount in Thousands SHORT-TERM SECURITIES Commercial Paper Food and Kindred Products - 4.07% General Mills, Inc., 6.5288%, Master Note................... $700 700,000 Nondepository Institutions - 4.07% Paccar Financial Corp., 6.57%, Master Note..................... 700 700,000 Total Commercial Paper - 8.14% 1,400,000 See Notes to Schedule of Investments on page . THE INVESTMENTS OF WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC. JUNE 30, 2000 Principal Amount in Thousands Value SHORT-TERM SECURITIES (continued) Repurchase Agreement - 26.87% J.P. Morgan Securities Inc., 6.2% Repurchase Agreement dated 6-30-00, to be repurchased at $4,619,385 on 7-3-00**............................... $4,617 $ 4,617,000 TOTAL SHORT-TERM SECURITIES - 35.01% $ 6,017,000 (Cost: $6,017,000) TOTAL INVESTMENT SECURITIES - 97.51% $16,757,692 (Cost: $15,956,860) CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.49% 427,402 NET ASSETS - 100.00% $17,185,094 Notes to Schedule of Investments *No income dividends were paid during the preceding 12 months. **Collateralized by $4,012,000 U.S. Treasury Notes, 7.5% due 11-15-2024; market value and accrued interest aggregate $4,713,684. See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments. See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes. WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC. STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2000 (In Thousands, Except for Per Share Amounts) Assets Investment securities - at value (Notes 1 and 4).................................. $16,758 Cash ............................................ 1 Receivables: Fund shares sold................................. 371 Dividends and interest........................... 7 Prepaid registration fees ......................... 59 ------- Total assets ................................... 17,196 ------- Liabilities Accrued service fee (Note 3) ...................... 2 Accrued accounting services fee (Note 3) .......... 1 Accrued distribution fee (Note 3) ................. 1 Accrued transfer agency and dividend disbursing (Note 3).............................. 1 Other ............................................ 6 ------- Total liabilities .............................. 11 ------- Total net assets.............................. $17,185 ======= Net Assets $0.001 par value capital stock Capital stock.................................... $ 2 Additional paid-in capital....................... 16,437 Accumulated undistributed income (loss): Accumulated undistributed net investment income.. 67 Accumulated undistributed net realized loss on investment transactions ..................... (122) Net unrealized appreciation in value of investments .................................... 801 ------- Net assets applicable to outstanding units of capital.............................. $17,185 ======= Net asset value per share (net assets divided by shares outstanding) Class A ........................................... $10.60 Class B ........................................... $10.56 Class C ........................................... $10.56 Class Y ........................................... $10.60 Capital shares outstanding Class A ........................................... 1,408 Class B ........................................... 147 Class C ........................................... 66 Class Y ........................................... 2 Capital shares authorized......................... 1,000,000 See notes to financial statements. WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC. STATEMENT OF OPERATIONS For the Period Ended JUNE 30, 2000 (In Thousands) Investment Income Income (Note 1B): Interest and amortization........................ $ 89 Dividends........................................ 4 ---- Total income ................................... 93 ---- Expenses (Note 3): Investment management fee........................ 18 Registration fees................................ 8 Service fee: Class A ....................................... 3 Class B ....................................... 1 Class C ....................................... ---* Audit fees....................................... 3 Distribution fee: Class A....................................... 1 Class B....................................... 1 Class C....................................... 1 Transfer agency and dividend disbursing: Class A....................................... 2 Class B....................................... ---* Class C....................................... ---* Accounting services fee.......................... 2 Custodian fees................................... 2 Legal fees....................................... 2 Shareholder servicing - Class Y.................. ---* ---- Total .......................................... 44 Less expenses in excess of voluntary waiver of management fee (Note 3)....................... (18) ---- Total expenses................................ 26 ---- Net investment income ....................... 67 ---- Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 4) Realized net loss on securities ................... (122) Unrealized appreciation in value of investments during the period................................ 801 ---- Net gain on investments.......................... 679 --- Net increase in net assets resulting from operations.................................... $746 ==== *Not shown due to rounding. See notes to financial statements. WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC. STATEMENT OF CHANGES IN NET ASSETS For the Period from MARCH 31, 2000* through JUNE 30, 2000 (In Thousands) Increase in Net Assets Operations: Net investment income............. $ 67 Realized net loss on investments.. (122) Unrealized appreciation........... 801 ------- Net increase in net assets resulting from operations...... 746 ------- Distributions to shareholders from (Note 1E):** Net investment income: Class A --- Class B --- Class C --- Class Y --- Realized gains on securities transactions: Class A --- Class B --- Class C --- Class Y --- ------- --- ------- Capital share transactions (Note 5).......................... 16,339 ------- Total increase ............... 17,085 Net Assets Beginning of period ................ 100 ------- End of period, including undistributed net investment income of $67...... $17,185 ======= *Commencement of operations. **See "Financial Highlights" on pages - . See notes to financial statements. WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC. FINANCIAL HIGHLIGHTS Class A Shares For a Share of Capital Stock Outstanding Throughout The Period: For the period from 3/31/00* through 6/30/00 -------- Net asset value, beginning of period ............ $10.00 ------ Income from investment operations: Net investment income........... 0.04 Net realized and unrealized gain on investments... 0.56 ------ Total from investment operations ....... 0.60 ------ Less distributions: From net investment income........... (0.00) From capital gains (0.00) ------ Total distributions (0.00) ------ Net asset value, end of period ..... $10.60 ====== Total return**...... 6.00% Net assets, end of period (in millions) ......... $15 Ratio of expenses to average net assets ............ 0.84%*** Ratio of net investment income to average net assets ........ 2.50%*** Portfolio turnover rate .............. 4.41% *Commencement of operations. **Total return calculated without taking into account the sales load deducted on an initial purchase. ***Annualized. See notes to financial statements. WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC. FINANCIAL HIGHLIGHTS Class B Shares For a Share of Capital Stock Outstanding Throughout The Period: For the period from 3/31/00* through 6/30/00 -------- Net asset value, beginning of period ............ $10.00 ------ Income from investment operations: Net investment income........... 0.02 Net realized and unrealized gain on investments... 0.54 ------ Total from investment operations ....... 0.56 ------ Less distributions: From net investment income........... (0.00) From capital gains (0.00) ------ Total distributions (0.00) ------ Net asset value, end of period ..... $10.56 ====== Total return........ 5.60% Net assets, end of period (in millions) ......... $1 Ratio of expenses to average net assets ............ 1.88%** Ratio of net investment income to average net assets ........ 1.34%** Portfolio turnover rate .............. 4.41% *Commencement of operations. **Annualized. See notes to financial statements. WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC. FINANCIAL HIGHLIGHTS Class C Shares For a Share of Capital Stock Outstanding Throughout The Period: For the period from 3/31/00* through 6/30/00 -------- Net asset value, beginning of period ............ $10.00 ------ Income from investment operations: Net investment income........... 0.01 Net realized and unrealized gain on investments... 0.55 ------ Total from investment operations ....... 0.56 ------ Less distributions: From net investment income........... (0.00) From capital gains (0.00) ------ Total distributions (0.00) ------ Net asset value, end of period ..... $10.56 ====== Total return*....... 5.60% Net assets, end of period (in millions) ......... $1 Ratio of expenses to average net assets ............ 1.97%** Ratio of net investment income to average net assets ........ 1.22%** Portfolio turnover rate .............. 4.41% *Commencement of operations. **Annualized. See notes to financial statements. WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC. FINANCIAL HIGHLIGHTS Class Y Shares For a Share of Capital Stock Outstanding Throughout The Period: For the period from 4/19/00* through 6/30/00 -------- Net asset value, beginning of period ............ $10.07 ------ Income from investment operations: Net investment income........... 0.00 Net realized and unrealized gain on investments... 0.53 ------ Total from investment operations ....... 0.53 ------ Less distributions: From net investment income........... (0.00) From capital gains (0.00) ------ Total distributions (0.00) ------ Net asset value, end of period ..... $10.60 ====== Total return........ 5.26% Net assets, end of period (in thousands) ........ $16 Ratio of expenses to average net assets ............ 2.02%** Ratio of net investment income to average net assets ........ 0.67%** Portfolio turnover rate .............. 4.41%*** *Commencement of operations. **Annualized. ***For the period from March 31, 2000 through June 30, 2000. See notes to financial statements. WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC. NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000 NOTE 1 -- Significant Accounting Policies Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. (the "Fund"), formerly United Tax-Managed Equity Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Short-term debt securities are valued at amortized cost, which approximates market. B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 4 -- Investment Securities Transactions. C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments. D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. F. Repurchase agreements -- Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Fund's custodian bank. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. NOTE 2 -- Organization The Fund, a Maryland corporation, was organized on November 30, 1999 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the registration of its shares under the Securities Act of 1933) until March 31, 2000 (the date of the initial public offering). On March 2, 2000, Waddell & Reed, Inc. ("W&R") purchased for investment 10,000 Class A shares of the Fund at their net asset value of $10.00 per share. Prepaid registration expenses in the amount of $63,905 were paid by the Fund and are being amortized over the twelve months following the initial public offering. NOTE 3 -- Investment Management and Payments to Affiliated Persons The Fund pays a fee to Waddell & Reed Investment Management Company ("WRIMCO"), the Fund's investment manager and a wholly owned subsidiary of W&R, for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion. However, WRIMCO has voluntarily agreed to waive its management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver. The Fund accrues and pays this fee daily. The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table. Accounting Services Fee Average Net Asset Level Annual Fee (all dollars in millions) Rate for Each Level ------------------------- ------------------- From $ 0 to $ 10 $ 0 From $ 10 to $ 25 $ 10,000 From $ 25 to $ 50 $ 20,000 From $ 50 to $ 100 $ 30,000 From $ 100 to $ 200 $ 40,000 From $ 200 to $ 350 $ 50,000 From $ 350 to $ 550 $ 60,000 From $ 550 to $ 750 $ 70,000 From $ 750 to $1,000 $ 85,000 $1,000 and Over $100,000 For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out- of-pocket costs. As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $205,979. During the period ended June 30, 2000, no deferred sales charges were collected. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $155,927 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses. Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts. Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R, on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan. The Fund paid no Directors' fees during the period ended June 30, 2000. W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company. NOTE 4 -- Investment Securities Transactions Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $10,354,856 while proceeds from maturities and sales aggregated $292,912. Purchases of short- term securities aggregated $357,239,000 while proceeds from maturities and sales aggregated $351,222,000. No U.S. Government obligations were purchased or sold during the period. For Federal income tax purposes, cost of investments owned at June 30, 2000 was $15,956,860, resulting in net unrealized appreciation of $800,832, of which $1,193,669 related to appreciated securities and $392,837 related to depreciated securities. NOTE 5 -- Multiclass Operations The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity. Transactions in capital stock are summarized below. Amounts are in thousands. For the period ended June 30, 2000 ------------ Shares issued from sale of shares: Class A ............. 1,416 Class B ............. 147 Class C ............. 66 Class Y ............. 2 Shares redeemed: Class A ............. (18) Class B ............. --- Class C ............. --- Class Y ............. --- ----- Increase in outstanding capital shares .............. 1,613 ===== Value issued from sale of shares: Class A ............. $14,334 Class B ............. 1,504 Class C ............. 665 Class Y ............. 16 Value redeemed: Class A ............. (180) Class B ............. --- Class C ............. --- Class Y ............. --- ------- Increase in outstanding capital . $16,339 ======= INDEPENDENT AUDITORS' REPORT The Board of Directors and Shareholders, Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.: We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Tax- Managed Equity Fund, Inc. (formerly United Tax-Managed Equity Fund, Inc.) (the "Fund"), as of June 30, 2000, and the related statements of operations and changes in net assets for the period March 31, 2000 (inception) through June 30, 2000, and the financial highlights for the period March 31, 2000 through June 30, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. as of June 30, 2000, the results of its operations and the changes in its net assets for the period then ended, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. /s/Deloitte & Touche LLP ------------------------------- Deloitte & Touche LLP Kansas City, Missouri August 4, 2000